COMMITMENTS AND CONTINGENCIES (Details)	1 Months Ended			3 Months Ended			6 Months Ended
	Jul. 31, 2017 USD ($) shares	Mar. 31, 2017 USD ($)	Feb. 29, 2016 shares	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($) vessel shares	Sep. 30, 2015 USD ($) vessel	Jun. 30, 2017 USD ($) vessel shares	Jun. 30, 2016 USD ($) shares	Dec. 31, 2016 USD ($) vessel
Unrecorded Unconditional Purchase Obligation [Line Items]
Number Of Vessels Under Capital Lease | vessel					1		1		1
Percentage of joint venture debt guaranteed					50.00%		50.00%
Proceeds From Sale Of Vessels and Equipment							$ 0	$ 48,122,000
Sale Leaseback Transaction, Lease Term							10 years
Number of newbuildings under construction | vessel					6		6
Newbuilding commitments								173,900,000
Estimated Litigation Liability, Noncurrent					$ 9,800,000		$ 9,800,000
2017 (six months to December 31)					17,451,000		17,451,000
2018					37,006,000		37,006,000
2019					35,367,000		35,367,000
2020					35,472,000		35,472,000
2021					35,066,000		35,066,000
Thereafter					169,205,000		169,205,000
Total					329,567,000		329,567,000
Noncash or Part Noncash Acquisition, Debt Assumed							241,900,000
Repayments of Debt							$ 68,531,000
Ship Finance International Ltd
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of vessels sold and leased back | vessel						8	8
Sale Leaseback Transaction, Lease Term						10 years
Ship Finance International Ltd | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum
Unrecorded Unconditional Purchase Obligation [Line Items]
Purchase option, vessels					112,000,000		$ 112,000,000	112,000,000
Charter term, extension						3 years	3 years
Daily charter rate, extension						$ 14,900		$ 14,900
G.Opus
Unrecorded Unconditional Purchase Obligation [Line Items]
Joint venture obligation, amount outstanding					16,000,000		$ 16,000,000		$ 17,900,000
Subsequent Event
Unrecorded Unconditional Purchase Obligation [Line Items]
Proceeds From Sale Of Vessels and Equipment				$ 28,900,000
G.Opus
Unrecorded Unconditional Purchase Obligation [Line Items]
Maximum potential liability under Joint and Several Liability Arrangement					$ 8,000,000		8,000,000		$ 9,000,000
Quintana Shipping Ltd [Domain]
Unrecorded Unconditional Purchase Obligation [Line Items]
Noncash or Part Noncash Acquisition, Fixed Assets Acquired							11
Noncash or Part Noncash Acquisition, Debt Assumed							285,200,000
Quintana Shipping Ltd [Domain] | Subsequent Event
Unrecorded Unconditional Purchase Obligation [Line Items]
Noncash or Part Noncash Acquisition, Debt Assumed	$ 43,300,000
Repayments of Debt	2,900,000
Number of vessels delivered | Quintana Shipping Ltd [Domain]
Unrecorded Unconditional Purchase Obligation [Line Items]
Noncash or Part Noncash Acquisition, Fixed Assets Acquired							11
Number of vessels acquired | Quintana Shipping Ltd [Domain]
Unrecorded Unconditional Purchase Obligation [Line Items]
Noncash or Part Noncash Acquisition, Fixed Assets Acquired		$ 14					$ 14
Number of vessels to be delivered | Quintana Shipping Ltd [Domain] | Subsequent Event
Unrecorded Unconditional Purchase Obligation [Line Items]
Noncash or Part Noncash Acquisition, Fixed Assets Acquired	$ 3
Common Stock
Unrecorded Unconditional Purchase Obligation [Line Items]
Shares issued (in shares) | shares							23,557,800	71,430,612
Common Stock | Private Placement [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Shares issued (in shares) | shares			8,607,800		17,800,000
Common Stock | Private Placement [Member] | Quintana Shipping Ltd [Domain] | Subsequent Event
Unrecorded Unconditional Purchase Obligation [Line Items]
Shares issued (in shares) | shares	2,850,000